Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure	We make annual equity awards, including stock option awards, to the NEOs and other employees on a regular, predetermined schedule. The meetings at which such grants are approved are generally scheduled well in advance of the grant date, without regard to the timing of earnings or other major announcements that may constitute material, non-public information. As a result, the timing of such grants of equity awards, including stock options, occurs independent of the release of any material, non-public information, and we do not time the disclosure of material, non-public information for the purpose of affecting the value of equity-based compensation. We generally grant annual equity awards to eligible employees whose performance is determined to merit an annual grant, including the NEOs, at a meeting held during December. With respect to newly hired employees, our practice typically is to grant equity awards at the first regular meeting of the Compensation Committee following such employee's hire date, without regard to the timing of earnings or other major announcements that may constitute material, non-public information. In 2024, we did not grant stock options or other equity awards to our NEOs during any period beginning four business days before and ending one business day after the filing of any of the Company’s periodic reports on Form 10-Q or Form 10-K or the filing or furnishing of any of the Company’s current reports on Form 8-K that disclosed any material, non-public information.
Award Timing Method	We make annual equity awards, including stock option awards, to the NEOs and other employees on a regular, predetermined schedule. The meetings at which such grants are approved are generally scheduled well in advance of the grant date, without regard to the timing of earnings or other major announcements that may constitute material, non-public information. As a result, the timing of such grants of equity awards, including stock options, occurs independent of the release of any material, non-public information, and we do not time the disclosure of material, non-public information for the purpose of affecting the value of equity-based compensation. We generally grant annual equity awards to eligible employees whose performance is determined to merit an annual grant, including the NEOs, at a meeting held during December. With respect to newly hired employees, our practice typically is to grant equity awards at the first regular meeting of the Compensation Committee following such employee's hire date, without regard to the timing of earnings or other major announcements that may constitute material, non-public information. In 2024, we did not grant stock options or other equity awards to our NEOs during any period beginning four business days before and ending one business day after the filing of any of the Company’s periodic reports on Form 10-Q or Form 10-K or the filing or furnishing of any of the Company’s current reports on Form 8-K that disclosed any material, non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a result, the timing of such grants of equity awards, including stock options, occurs independent of the release of any material, non-public information, and we do not time the disclosure of material, non-public information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false